Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Finance Costs
Interest expense (Note 5)	$ 12,956	$ 3,372
Amortization of deferred financing fees	770	236
Commitment fees (Note 5)	0	360
Other	122	31
Total	$ 13,848	$ 3,999